3. Disposition and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Disposition And Discontinued Operations Tables
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

The financial results of the discontinued operations for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the
				Year Ended
	For the Years Ended December 31,			December 31,
	2010	2011	2012	2012
Revenues
Service fee revenue	¥9,235,836	¥1,740,799	¥-	$-
Total Revenues	9,235,836	1,740,799	-	-

Cost of revenues
Cost of service fee revenue	(1,026,319)	(192,320)	-	-
Amortization of acquired technology	(320,312)	(48,097)	-	-
Total Cost of Revenues	(1,346,631)	(240,417)	-	-

Gross Profit	7,889,205	1,500,382	-	-

Operating Expenses
General and administrative expenses	(7,513,153)	(1,560,645)	-	-
Selling and distribution expenses	(3,699,450)	(1,025,957)	-	-
Total Operating Expenses	(11,212,603)	(2,586,602)	-	-

Loss from operations	(3,323,398)	(1,086,220)	-	-

Other income (expenses)
Interest income	1,683	2	-	-
Interest expenses	(276,447)	(5,600)	-	-
Gain on extinguishment of debt	234,397	-	-	-
Income on investments	3,427,236	6,701,170	-	-
Gain before income tax	63,471	5,609,352	-	-
Less: Income tax expenses	-	-	-	-
Gain from discontinued operations	¥63,471	¥5,609,352	¥-	$-